John Deere Owner Trust 2021				EXHIBIT 99.3
Servicer's Certificate

$257,200,000 Class A-1 0.12399% Asset Backed Notes due March 15, 2022
$337,500,000 Class A-2 0.20% Asset Backed Notes due December 15, 2023
$337,500,000 Class A-3 0.36% Asset Backed Notes due September 15, 2025
$77,020,000 Class A-4 0.62% Asset Backed Notes due December 15, 2027
$25,887,476 Overcollateralization

Scheduled Payment Date (30/360)				15-Jan-22
Actual Payment Date (A/360)				18-Jan-22
Collection Period Begin Date				29-Nov-21
Collection Period End Date				26-Dec-21
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				34

(1)	Total Distribution Amount:			$30,268,130.55
	(a)	Total cash receipts during the month:		$29,526,051.96
	(b)	Administrative repurchases during the month:		$741,902.74
	(c)	Investment earnings on cash accounts:		$175.85
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders' Interest Distributable Amount deposited into Note Distribution Account:			$182,877.07
	Noteholders' Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-2 Notes:	$41,833.40
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-3 Notes:	$101,250.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-4 Notes:	$39,793.67
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders' Principal Distribution Amount deposited into Note Distribution Account:			$27,997,824.39
	Noteholders' Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders' Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders' Monthly Principal Distributable Amount:	$27,997,824.39
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	100.00%
		(iii)	Class A-2 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders' Principal Distributable Amount:	$27,997,824.39

	(c)	(i)	Class A-3 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders' Principal Distributable Amount:	$0.00

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	(d)	(i) Class A-4 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii) Class A-4 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv) Class A-4 Noteholders' Principal Distributable Amount:	$0.00

(5)	Noteholders' Distributable Amount:		$28,180,701.46

(6)	Reserve Account balance:
	(a)	Beginning balance:	$10,351,075.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(e)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Amount to be withdrawn from the Reserve Account and Deposited into Certificateholder Account (5.05(c)):	$0.00
	(e)	Ending Balance (after giving effect to all distributions):	$10,351,075.00
	(f)	Specified Reserve Account Balance:	$10,351,075.00

(7)	Servicing Fee:		$586,279.82
	(a)	Amount of Servicing Fee earned:	$586,279.82
	(b)	Amount of Servicing Fee paid:	$586,279.82
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	Amount Paid to Certificateholder:		$1,501,049.27

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$674,930,501.35

	(b)	Note Value as of the end of the related Collection Period:	$663,410,038.22

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):	$25,887,476.00

	(d)	Number of Accounts at the end of the related Collection Period:	15,737

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii) Class A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$223,002,562.62
		(ii) Class A-2 Note Pool Factor:	0.6607483

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$337,500,000.00
		(ii) Class A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$77,020,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

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(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$617,432.65
		(ii) % of Pool Balance:	0.09%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$11,412.59
	(ii)	Cumulative amount of net losses:	$270,095.16
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.03%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.69%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	16,026
	(b)	Number of loans at the end of the period:	15,737
	(c)	Weighted average remaining term on receivables:	36.43
	(d)	Prepayment amount - monthly:	$2,185,488.28
	(e)	Prepayment amount - life-to-date:	$114,493,619.68
	(f)	Weighted average APR of the pool assets:	2.23%
	(g)	Pool Factor:	0.64

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	0.69%
	(c)	Delinquency Trigger Occurred: Y/N	N

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